Retirement benefit plans (Tables)	12 Months Ended
Dec. 31, 2017
Retirement benefit plans
Obligations included in the balance sheet

	December 31,
	2017	2016	2015
	(Euro, in thousands)
Present value of funded defined benefit obligation	€2,724	€2,175
Plan assets	(2,555)	(1,789)	€(1,064)
Deficit/ surplus	169	387	(1,064)
Present value of unfunded defined benefit obligation	3,412	3,133	2,693
Reclassification - Belgian contribution plans			1,064
Liability included in the balance sheet	€3,582	€3,520	€2,693

Disclosure of present value of gross obligation

	2017	2016	2015
	(Euro, in thousands)
Opening balance	€5,308	€3,757	€2,865
Current service cost	863	649	194
Actual taxes on contributions paid	(87)	(48)
Interest cost	87	82	50
Benefits paid	(157)	(119)	(44)
Reclassification - Belgian contribution plans			1,064
Actuarial gains (-) or losses due to experience adjustments	(100)	500	(27)
Actuarial gains (-) or losses due to experience adjustments related to new financial assumptions	222	432	(99)
Actuarial gains (-) or losses due to experience adjustments related to new demographic assumptions	—	56	(247)
Closing balance	€6,136	€5,308	€3,757

Fair value of plan assets

	2017	2016	2015
	(Euro, in thousands)
Opening balance	€(1,788)	€(1,064)
Interest income on plan assets	(41)	(32)
Actual administration costs	3	2
Contributions from employer	(748)	(411)
Actual taxes on contributions paid	87	48
Plan assets gain during the period	(68)	(332)
Reclassification - Belgian contribution plans			€(1,064)
Closing balance	€(2,555)	€(1,788)	€(1,064)

Disclosure of amounts recognized in profit or loss

	Year ended December 31,
	2017	2016	2015
	(Euro, in thousands)
Current service cost	€863	€649	€194
Interest cost	87	82	50
Interest income	(41)	(32)
Administration expenses	3	2
Revaluations of net liability / net asset	14	73	(171)
Total expense	€926	€773	€73

Obligation reconciled in the balance sheet

	2017	2016	2015
	(Euro, in thousands)
Opening balance	€3,520	€2,693	€2,865
Real employer contributions	(748)	(411)
Total expense recognized in the statement of operations	926	773	73
Re-measurement on the net defined benefit liability	40	583	(202)
Benefits paid	(157)	(119)	(44)
Closing balance	€3,582	€3,520	€2,693

Disclosure of main actuarial assumptions

	December 31,
	2017	2016	2015
	%
Weighted average discount rate	1.48%	1.60%	2.00%
Expected salary increase	2.50%	2.50%	2.25%
Inflation rate	1.86%	1.75%	1.75%

Breakdown of defined benefit obligation

Breakdown of defined benefit obligation by type of plan participants:

	December 31,
	2017	2016	2015
	(number of participants)
Active plan participants	324	267	254

Breakdown of defined benefit obligation by type of benefits:

	December 31,
	2017	2016	2015
	(Euro, in thousands)
Retirement and death benefits	€4,770	€3,983	€2,585
Other post-employment benefits	1,366	1,325	1,172

Major categories of plan assets

	December 31,
	2017	2016	2015
	(Euro, in thousands)
Equity	€153	€89	€74
Debt	2,402	1,698	979
Cash	—	—	11

Sensitivity analysis on discount rate: effect on obligation

Sensitivity analysis on weighted average discount rate: effect on gross obligation:

		December 31,
		2017
		Obligation (Euro, in thousands)
Discount rate	0.98%	€6,663
Discount rate	1.23%	6,393
Discount rate	1.48%	6,136
Discount rate	1.73%	5,895
Discount rate	1.98%	€5,666

		December 31,
		2016
		Obligation (Euro, in thousands)
Discount rate	1.10%	€3,792
Discount rate	1.35%	3,661
Discount rate	1.60%	3,520
Discount rate	1.85%	3,419
Discount rate	2.10%	€3,312

		December 31,
		2015
		Obligation (Euro, in thousands)
Discount rate	1.50%	€2,868
Discount rate	1.75%	2,779
Discount rate	2.00%	2,693
Discount rate	2.25%	2,612
Discount rate	2.50%	€2,534